Segment Reporting (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenue	$ 6,430,516	$ 8,007,241
Commissions	762,061	2,275,430
Compensation	1,486,160	1,017,639
Occupancy	323,224	236,701
Communication and technology	469,662	365,576
General and administrative	292,788	320,507
Professional fees	153,853	62,622
Service fees	231,785	164,414
Interest	79,343	979
Depreciation	21,992	24,312
Marketing	199,948	248
Other operating expenses	32,502	23,686
Total operating expenses	4,053,318	4,492,114
Income (loss) from operations	2,377,198	3,515,127
Total segment assets	15,070,603	13,403,210	$ 13,418,348
Futures and securities brokerage services [Member]
Revenue	617,242	1,461,652
Commissions	387,439	982,402
Compensation	607,139	599,070
Occupancy	3,119	193,583
Communication and technology	208,672	228,876
General and administrative	34,396	83,274
Professional fees	800	5,026
Service fees
Interest		979
Depreciation	10,484	13,827
Marketing	222	248
Other operating expenses	3,847	2,576
Total operating expenses	1,256,118	2,109,861
Income (loss) from operations	(638,876)	(648,209)
Total segment assets	3,793,041	8,503,320
Insurance brokerage services [Member]
Revenue	638,574	1,820,214
Commissions	315,083	1,032,955
Compensation	135,312	177,570
Occupancy	142,052	25,521
Communication and technology	2,393
General and administrative	24,502	37,281
Professional fees		2,231
Service fees
Interest
Depreciation
Marketing	222
Other operating expenses
Total operating expenses	619,564	1,275,558
Income (loss) from operations	19,010	544,656
Total segment assets	214,252	353,481
Market making trading (CFD trading) [Member]
Revenue	5,126,239	4,703,195
Commissions	59,539	260,073
Compensation
Occupancy	3,600
Communication and technology	257,311	135,580
General and administrative	105,853	26,680
Professional fees	112,506	38,446
Service fees	119,379	12,538
Interest	4,989
Depreciation
Marketing	105,013
Other operating expenses	19,309	4,878
Total operating expenses	787,499	478,195
Income (loss) from operations	4,338,740	4,225,000
Total segment assets	7,987,408	3,862,557
Other [Member]
Revenue	48,461	22,180
Commissions
Compensation	743,709	240,999
Occupancy	174,453	17,597
Communication and technology	1,286	1,120
General and administrative	128,037	173,272
Professional fees	40,547	16,919
Service fees	112,406	151,876
Interest	74,354
Depreciation	11,508	10,485
Marketing	94,491
Other operating expenses	9,346	16,232
Total operating expenses	1,390,137	628,500
Income (loss) from operations	(1,341,676)	(606,320)
Total segment assets	$ 3,075,902	$ 683,852